Taxes - Components of Income Tax Expense (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Line Items]
Current tax expense	$ 22,860	$ 24,552	$ 30,413
Deferred tax expense (benefit):
Origination and reversal of temporary differences	(4,564)	553	247
Utilization (benefit) of tax losses, net	1,660	2,299	(3,198)
Change in the statutory rate	0	(15)	(172)
Total deferred tax expense (benefit)	(2,904)	2,837	(3,123)
Total income taxes	19,956	27,389	27,290
Aggregate continuing and discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)	(2,933)	2,055	(5,960)
Total income taxes	19,860	25,433	12,971
Discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)	29	782	2,838
Total income taxes	$ 96	$ 1,956	$ 14,319